Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Initial application
Schedule of disaggregated revenue with reportable segments

	Year ended December 31,
	SYSTEMS		SERVICES
	2019	2018	2019	2018

Primary geographical markets
EMEA	4,951	5,592	6,314	9,081
Asia Pacific	5,371	4,704	931	746
Americas	3,132	1,952	3,903	3,934
	13,454	12,248	11,148	13,761

Timing of revenue recognition
Products transferred at a point in time	12,332	11,188	11,148	13,761
Products and services transferred over time	1,122	1,060	--	--
Revenue from contracts with customers	13,454	12,248	11,148	13,761

Schedule of expected credit loss regarding trade receivables

December 31, 2019
		Equivalent to external
		credit rating	Weighted-average	Gross carrying	Impairment loss	Net carrying
Grades		(Standard & Poor’s)	loss rate	amount	allowance	amount
				(€ in thousands)
Grades 1-4:	Low risk	BBB+ to AAA	0.2%	2,400	4	2,396
Grades 5-7:	Fair risk	B+ to BBB	1.3%	3,132	42	3,090
Grades 8-9:	Substandard	CCC- to B	7.0%	233	16	217
Grade 10:	Doubtful	C to CC	25.0%	283	71	212
Grade 11:	Loss	D	100.0%	--	--	--
				6,048	133	5,915

December 31, 2018
		Equivalent to external
		credit rating	Weighted-average	Gross carrying	Impairment loss	Net carrying
Grades		(Standard & Poor’s)	loss rate	amount	allowance	amount
				(€ in thousands)
Grades 1-4:	Low risk	BBB+ to AAA	0.2%	3,274	5	3,269
Grades 5-7:	Fair risk	B+ to BBB	1.3%	2,171	29	2,142
Grades 8-9:	Substandard	CCC- to B	7.0%	648	45	603
Grade 10:	Doubtful	C to CC	25.0%	22	6	16
Grade 11:	Loss	D	100.0%	72	72	--
				6,187	157	6,030

Schedule of carrying amount of right-of use assets

	Property, plant and equipment
	Property	Production equipment	Others	Total
	(€ in thousands)
Balance at January 1, 2019	3,109	112	280	3,501
Depreciation charge of the year	(578)	(39)	(148)	(765)
Additions to the right-of-use assets	1,645	--	123	1,768
Revaluations to the right-of-use assets	(513)	(1)	(2)	(516)
Derecognition of the right-of-use assets	(24)	--	--	(24)
FX	19	--	1	20
Balance at December 31, 2019	3,658	72	254	3,984

Schedule of impact on transition

Impact on adopting IFRS 16 at January 1, 2019
(€ in thousands)
Right-of-use assets presented in property plant and equipment	3,501
Lease liabilities as presented in financial liabilities	3,574

Schedule of operating lease commitment to lease liabilities

January 1, 2019
(€ in thousands)
Operating lease commitment at December 31, 2018, as disclosed in the Group's consolidated financial statements	2,584
Discounted using the incremental borrowing rate at January 1, 2019	2,021
Finance lease liability recognized as at December 31, 2018	105
Recognition exemption for leases with less than 12 months of lease term at transition	(84)
Extension options reasonably certain to be exercised	1,532
Lease liabilities recognized at January 1, 2019	3,574

Schedule of exchange rates

Average exchange rates to Euro

December 31,	Average Rate
	USD	GBP	INR	CNY
2019	1.1195	0.8778	78.8361	7.7355
2018	1.1810	0.8847	80.7332	7.8081
2017	1.1297	0.8767	73.5324	7.6290

Year end exchange rates to Euro

December 31,	Year End Rate
	USD	GBP	INR	CNY
2019	1.1234	0.8508	80.1870	7.8205
2018	1.1450	0.8945	79.7298	7.8751

Useful life of intangible assets

Software	3-5 years
Licenses	6-8 years

Useful life of property, plant and equipment

Leasehold improvements	6-9 years
Buildings	33 years
Plant and machinery	7-8 years
Printers leased to customers under operating lease	7-8 years
Other facilities, machinery and factory equipment	2-20 years
Office equipment	3-12 years

Schedule of weighted average number of ordinary shares outstanding

	2019	2018
	(in thousands of shares)

Issued ordinary shares at 1 January	4,836	3,720
Effect of shares issued on October 17, 2018	--	192
Effect of shares issued on November 8, 2018	--	29
Weighted-average number of ordinary shares at 31 December	4,836	3,941

Application of IFRS 16
Initial application
Schedule of carrying amount of right-of use assets

	Property, plant and equipment
	Property	Production equipment	Others	Total
	(€ in thousands)
Balance at January 1, 2019	3,109	112	280	3,501
Balance at December 31, 2019	3,658	72	254	3,984